OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY (Tables)
Schedule of undiscounted minimum lease payments
As of June 30, 2021
Year ending December 31, 2021	$480,274
Year ending December 31, 2022	555,931
Year ending December 31, 2023	555,931
Year ending December 31, 2024	583,728
Year ending December 31, 2025	589,287
Thereafter	98,215
Total	$2,863,366

As of December 31, 2020
Year ending December 31, 2021	$322,806